Held to maturity financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of held-to-maturity financial assets [Abstract]
Held-To-Maturity Financial Assets

9. HELD-TO-MATURITY FINANCIAL ASSETS

Details of HTM financial assets are as follows (Unit: Korean Won in millions):

	As of December 31, 2016
	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Korean treasury and government agencies	3,754,356	26,366	(6,391)	3,774,331
Financial institutions	5,168,487	9,236	(4,940)	5,172,783
Corporates	4,823,356	58,176	(7,093)	4,874,439
Bond denominated in foreign currencies	164,052	—	(428)	163,624

Total	13,910,251	93,778	(18,852)	13,985,177

	As of December 31, 2017
	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Korean treasury and government agencies	3,994,857	6,944	(15,266)	3,986,535
Financial institutions	7,245,426	2,923	(15,067)	7,233,282
Corporates	5,311,970	12,367	(25,326)	5,299,011
Bond denominated in foreign currencies	197,043	832	(1,024)	196,851

Total	16,749,296	23,066	(56,683)	16,715,679